LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	$ 83
Additions to right-of-use assets		$ 113
Property, plant and equipment	18,775	18,775	$ 14,730	[1]
Undiscounted operating lease payments to be received	1,356	1,356
Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	664	664	$ 679
Decommissioning Provisions
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	45
Kinder Morgan Canada Limited | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	58	58
Undiscounted operating lease payments to be received	$ 175	$ 175

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.